Subsequent Events - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions		1 Months Ended
	Mar. 21, 2024	Feb. 29, 2024	Dec. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.001	$ 0.001
Graphite Bio, Inc.
Subsequent Event [Line Items]
Common stock, par value (in dollars per share)			$ 0.00001	$ 0.00001
Subsequent Event
Subsequent Event [Line Items]
Pre-merger ownership percentage	65.00%
Sale of stock, percentage of ownership following transaction	56.00%
Sale of stock, number of shares issued (in shares)	15,409,184
Sale of stock, consideration received	$ 53.5
Number of shares of common stock called by warrants (in shares)		470,000
Proceeds from warrant exercises		$ 0.1
Subsequent Event | Graphite Bio, Inc. Stockholders
Subsequent Event [Line Items]
Pre-merger ownership percentage	35.00%
Subsequent Event | Graphite Bio, Inc. | Private Placement
Subsequent Event [Line Items]
Sale of stock, number of shares issued (in shares)	3,559,565
Sale of stock, price per share (in dollars per share)	$ 15.03
Sale of stock, consideration received	$ 53.5
Subsequent Event | Graphite Bio, Inc. Stockholders
Subsequent Event [Line Items]
Sale of stock, percentage of ownership following transaction	31.00%